UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) February 14, 2019

BANK OF MONTREAL

(Exact name of securitizer as specified in its charter)

025-00980	0000927971
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Chris Hughes, Deputy Treasurer

(416) 867-5176

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  _____________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _____________________

Central Index Key Number of underwriter (if applicable):  _____________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

*        *        *

Bank of Montreal, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period January 1, 2018 to December 31, 2018

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BANK OF MONTREAL (Securitizer)

By:	“Chris Hughes”
Name: Chris Hughes Title: Deputy Treasurer

Date: February 20, 2019